Common Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Common Stock
Note 9 — Common Stock
As of December 31, 2016 and 2015, the Company had 99.3 million and 96.9 million shares of common stock outstanding, respectively, including unvested restricted shares and shares issued pursuant to the DRIP.
In September 2011, the Company's board of directors authorized, and the Company declared, a distribution payable on a monthly basis to stockholders of record on each day at a rate equal to $0.0017534247 per day, which is equivalent to $0.64 per annum, per share of common stock. Distributions began to accrue on June 8, 2012, the date of the Company's initial property acquisition. In March 2016, the Company’s board of directors ratified the existing distribution amount equivalent to $0.64 per annum, and, for calendar year 2016, affirmed a change to the daily distribution amount to $0.0017486339 per day per share of common stock, effective January 1, 2016, to reflect that 2016 is a leap year. The distributions are payable by the 5th day following each month end to stockholders of record at the close of business each day during the prior month. Distribution payments are dependent on the availability of funds.
On March 7, 2016, the Company's board of directors approved an estimated net asset value per share of the Company's common stock ("Estimated Per-Share NAV) as of December 31, 2015, which was published on March 11, 2016. The Estimated Per-Share NAV does not represent: (1) the amount at which the Company's shares would trade on a national securities exchange or a third party would pay for the Company, (2) the amount a stockholder would obtain if he or she tried to sell his or her shares or (3) the amount stockholders would receive if the Company liquidated its assets and distributed the proceeds after paying all of its expenses and liabilities. In addition, the Estimated Per-Share NAV does not reflect events subsequent to December 31, 2015 that would have affected the Company's net asset value.
Share Repurchase Program
The Company's board of directors adopted a share repurchase program (as amended and restated, the "SRP"), which enabled stockholders to sell their shares back to the Company after they had held them for at least one year, subject to certain conditions and limitations. Under the SRP, the Company could repurchase shares on a semiannual basis, at each six-month period ending June 30 and December 31.
On June 29, 2016, the board of directors of the Company determined to amend the SRP to provide for one twelve-month repurchase period for calendar year 2016 instead of two semi-annual periods ending June 30 and December 31. Subsequently, on September 6, 2016, in contemplation of the Mergers, the board of directors determined to suspend the SRP, effective September 8, 2016.
Prior to March 11, 2016, the date the Company first published its Estimated Per-Share NAV, the purchase price per share for requests other than for death or disability under the SRP was as follows:

•	after one year from the purchase date — the lower of $9.25 or 92.5% of the amount actually paid for each share;

•	after two years from the purchase date —the lower of $9.50 or 95.0% of the amount actually paid for each share;

•	after three years from the purchase date — the lower of $9.75 or 97.5% of the amount actually paid for each share; and

•	after four years from the purchase date — the lower of $10.00 or 100.0% of the amount actually paid for each share.
In the case of requests for death or disability prior to March 11, 2016, the repurchase price per share was equal to the price paid to acquire the shares from the Company.
Beginning with March 11, 2016 and through the date the SRP was suspended, the repurchase price per share for requests other than for death or disability were as follows:

•	after one year from the purchase date — 92.5% of the then-current Estimated Per-Share NAV;

•	after two years from the purchase date — 95.0% of the then-current Estimated Per-Share NAV;

•	after three years from the purchase date — 97.5% of the then-current Estimated Per-Share NAV; and

•	after four years from the purchase date — 100.0% of the then-current Estimated Per-Share NAV.
Beginning with March 11, 2016 and through the date the SRP was suspended, in the case of requests for death or disability, the repurchase price per share was equal to the then-current Estimated Per-Share NAV at the time of repurchase.
Under the SRP, repurchases at each semiannual period were limited to a maximum of 2.5% of the weighted average number of shares of common stock outstanding during the previous fiscal year, with a maximum for any fiscal year of 5.0% of the weighted average number of shares of common stock outstanding during the previous fiscal year. Funding for repurchases pursuant to the SRP for any given semiannual period were limited to proceeds received during that same semiannual period through the issuance of common stock pursuant to the DRIP.
When a stockholder requested repurchases and the repurchases were approved by the Company's board of directors, it reclassified such obligation from equity to a liability based on the settlement value of the obligation. The following table summarizes the share repurchases cumulatively through December 31, 2016:

	Number of Shares Repurchased	Weighted-Average Price per Share
Cumulative repurchases as of December 31, 2013	8,674	$9.98
Year Ended December 31, 2014	64,818	9.80
Cumulative repurchases as of December 31, 2014	73,492	9.82
Year Ended December 31, 2015	1,281,670	9.46
Cumulative repurchases as of December 31, 2015	1,355,162	9.48
Year Ended December 31, 2016	2,500	10.00
Cumulative repurchases as of December 31, 2016	1,357,662	$9.48
During the year ended December 31, 2016, 3.1 million shares were requested for repurchase and were not fulfilled. The SRP was suspended effective as of September 8, 2016, and was subsequently terminated on February 15, 2017, in connection with the Mergers.
Distribution Reinvestment Plan
Pursuant to the DRIP, stockholders could elect to reinvest distributions by purchasing shares of common stock in lieu of receiving cash. In contemplation of the Mergers, the Company determined to suspend the DRIP, effective on August 30, 2016. Accordingly, the final issuance of shares of common stock pursuant to the DRIP prior to the suspension occurred in connection with the Company's July 2016 distribution, paid in August 2016. Until March 2016, the Company offered shares pursuant to the DRIP at $9.50 per share. From April 2016 through the date the DRIP was suspended, the Company offered shares pursuant to the DRIP at the then-current Estimated Per-Share NAV. In connection with the Mergers, on February 15, 2017, the Company's board of directors terminated the DRIP.
No dealer manager fees or selling commissions were paid with respect to shares purchased pursuant to the DRIP. Participants who purchased shares pursuant to the DRIP have the same rights and are treated in the same manner as if such shares were issued pursuant to the IPO. Shares issued under the DRIP are recorded to equity in the accompanying consolidated balance sheet in the period distributions are declared. During the year ended December 31, 2016, the Company issued 2.4 million shares of common stock pursuant to the DRIP and received proceeds from the issuance of shares pursuant to the DRIP of $22.0 million.